UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2005

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

Number of		Fair
Shares	COMMON STOCKS - 96.0%	Value
	AEROSPACE - 1.1%
1,000	Rockwell Collins, Inc.	$46,050
2,200	United Technologies Corp.	219,736
		265,786

	AIR FREIGHT & LOGISTICS - 1.1%
500	Expeditors International Washington, Inc.	27,755
1,100	FedEx Corp.	107,558
1,500	United Parcel Service, Inc. - Class B	116,235
		251,548

	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	41,550

	AUTO COMPONENTS - 0.1%
500	Gentex Corp.	16,955

	AUTOMOBILES - 0.5%
1,200	Harley-Davidson, Inc.	74,256
1,000	Winnebago Industries, Inc.	35,350
		109,606

	BEVERAGES - 3.2%
8,500	The Coca-Cola Co.	363,800
6,900	PepsiCo, Inc.	371,634
		735,434

	BIOTECHNOLOGY - 2.8%
4,552	Amgen, Inc. (a)	280,449
1,100	Applera Corp - Applied Biosystems Group	22,594
1,075	Biogen Idec, Inc. (a)	41,549
1,000	Celgene Corp. (a)	27,375
500	Chiron Corp. (a)	17,790
2,000	Genentech, Inc. (a)	94,400
1,000	Genzyme Corp. (a)	56,090
2,000	Gilead Sciences, Inc. (a)	69,100
500	Immunomedics, Inc. (a)	1,330
1,000	Medimmune, Inc. (a)	24,080
500	Myriad Genetics, Inc. (a)	10,835
500	Techne Corp. (a)	17,045
		662,636

	CHEMICALS - 1.9%
1,000	Air Products & Chemicals, Inc.	62,620
1,000	Ecolab, Inc.	31,710
4,300	EI Du Pont de Nemours & Co.	229,190
1,000	Engelhard Corp.	30,250
852	Monsanto Co.	50,081
500	Sigma-Aldrich Corp.	30,805
		434,656
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	COMMERCIAL SERVICES & SUPPLIES - 1.3%
750	Apollo Group, Inc. (a)	55,230
500	Avery Dennison Corp.	30,350
1,000	Career Education Corp. (a)	34,150
500	Cintas Corp.	21,890
750	Copart, Inc. (a)	17,475
2,000	Corinthian Colleges, Inc. (a)	34,580
500	Deluxe Corp.	19,520
500	DeVry, Inc. (a)	8,690
300	Herman Miller, Inc.	8,694
500	HNI Corp.	21,810
500	Robert Half International, Inc.	14,585
500	The Corporate Executive Board Co.	31,275
		298,249

	COMMUNICATIONS EQUIPMENT - 3.9%
2,200	ADC Telecommunications, Inc. (a)	5,060
500	Andrew Corp. (a)	6,050
28,000	Cisco Systems, Inc. (a)	487,760
500	Echelon Corp. (a)	3,485
500	Interdigital Communications Corp. (a)	8,665
500	Plantronics, Inc.	18,220
500	Polycom, Inc. (a)	8,095
6,600	QUALCOMM, Inc.	238,326
2,000	Research In Motion Ltd. (a)(b)	132,220
500	Tekelec (a)	8,490
		916,371

	COMPUTERS & PERIPHERALS - 6.5%
8,900	Dell, Inc. (a)	356,801
500	Diebold, Inc.	26,685
8,500	EMC Corp. (a)	107,610
500	Emulex Corp. (a)	8,450
10,321	Hewlett-Packard Co.	214,677
6,500	International Business Machines Corp.	601,770
500	Lexmark International, Inc. - Class A (a)	40,065
1,000	NCR Corp. (a)	38,990
1,100	Network Appliance, Inc. (a)	33,011
500	QLogic Corp. (a)	20,145
12,600	Sun Microsystems, Inc. (a)	53,172
		1,501,376

	CONSTRUCTION & ENGINEERING - 0.3%
500	Dycom Industries, Inc. (a)	13,475
500	Fluor Corp.	31,375
500	Vulcan Materials Co.	28,930
		73,780

	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	25,810

	DISTRIBUTORS - 0.3%
1,100	Genuine Parts Co.	47,608
500	W.W. Grainger, Inc.	31,390
		78,998

	DIVERSIFIED FINANCIAL SERVICES - 0.4%
1,000	Moody's Corp.	83,910
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
13,200	SBC Communications, Inc.	317,460

	ELECTRICAL EQUIPMENT - 0.8%
700	American Power Conversion Corp.	15,414
1,600	Emerson Electric Co.	106,112
700	Rockwell Automation, Inc.	43,505
500	Roper Industries, Inc.	32,300
		197,331

	ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
1,800	Agilent Technologies, Inc. (a)	43,200
500	AVX Corp.	6,135
500	Cognex Corp.	13,850
500	Jabil Circuit, Inc. (a)	12,855
500	Kemet Corp. (a)	4,085
500	Molex, Inc.	12,565
500	Molex, Inc. - Class A	11,455
750	National Instruments Corp.	21,420
500	Plexus Corp. (a)	5,300
750	Symbol Technologies, Inc.	13,298
		144,163

	ENERGY EQUIPMENT & SERVICES - 2.1%
1,500	Baker Hughes, Inc.	70,920
1,000	BJ Services Co.	49,960
500	Cooper Cameron Corp. (a)	28,845
500	ENSCO International, Inc.	20,140
500	GlobalSantaFe Corp. (b)	18,750
1,600	Halliburton Co.	70,352
500	Noble Corp. (a)(b)	28,535
1,000	Patterson-UTI Energy, Inc.	25,000
500	Rowan Cos, Inc. (a)	15,840
2,000	Schlumberger Ltd. (b)	150,900
500	Tidewater, Inc.	20,635
		499,877

	FOOD & STAPLES RETAILING - 1.2%
1,400	CVS Corp.	69,762
5,000	Walgreen Co.	214,150
		283,912

	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	63,000
500	Lancaster Colony Corp.	21,305
530	Tootsie Roll Industries, Inc.	15,900
		100,205
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
1,800	Baxter International, Inc.	64,188
1,000	Becton, Dickinson & Co.	59,870
900	Biomet, Inc.	37,998
2,000	Boston Scientific Corp. (a)	65,320
1,000	C.R. Bard, Inc.	66,500
500	Cytyc Corp. (a)	11,400
500	Dentsply International, Inc.	27,485
700	Guidant Corp.	51,373
560	Hospira, Inc. (a)	16,576
4,400	Medtronic, Inc.	229,328
500	Resmed, Inc. (a)	29,475
500	Respironics, Inc. (a)	28,875
2,000	St. Jude Medical, Inc. (a)	78,200
2,000	Stryker Corp.	99,320
500	Waters Corp. (a)	24,425
1,000	Zimmer Holdings, Inc. (a)	85,900
		976,233

	HEALTH CARE PROVIDERS & SERVICES - 3.6%
500	Andrx Corp. (a)	11,225
1,650	Cardinal Health, Inc.	96,608
500	Cerner Corp. (a)	26,050
179	Coventry Health Care, Inc.	11,295
500	Dendrite International, Inc. (a)	7,680
700	HCA, Inc.	33,047
1,100	Health Management Associates, Inc. - Class A	25,267
1,000	Horizon Health Corp. (a)	34,999
1,100	IMS Health, Inc.	26,785
1,000	Laboratory Corp of America Holdings (a)	47,890
500	LifePoint Hospitals, Inc. (a)	20,025
1,000	Lincare Holdings, Inc. (a)	40,580
1,100	McKesson Corp.	41,074
1,025	Medco Health Solutions, Inc. (a)	45,531
500	OCA, Inc. (a)	2,480
1,000	Patterson Cos, Inc. (a)	49,620
500	Pediatrix Medical Group, Inc. (a)	34,265
500	Priority Healthcare Corp. - Class B (a)	11,440
750	Renal Care Group, Inc. (a)	29,550
1,900	Tenet Healthcare Corp. (a)	20,729
2,400	UnitedHealth Group, Inc.	218,784
1,000	WebMD Corp. (a)	7,540
		842,463

	HOUSEHOLD DURABLES - 0.5%
500	Blyth, Inc.	15,895
500	Ethan Allen Interiors, Inc.	17,570
700	Leggett & Platt, Inc.	19,369
500	Mohawk Industries, Inc. (a)	44,870
300	The Stanley Works	13,875
		111,579

	HOUSEHOLD PRODUCTS - 3.6%
500	Clorox Co.	30,020
2,000	Colgate-Palmolive Co.	105,840
2,000	Kimberly-Clark Corp.	131,960
10,600	Procter & Gamble Co.	562,754
500	WD-40 Co.	16,380
		846,954
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	INDUSTRIAL CONGLOMERATES - 1.1%
3,000	3M Co.	251,820

	INTERNET & CATALOG RETAIL - 0.4%
2,000	eBay, Inc. (a)	85,680

	INTERNET SOFTWARE & SERVICES - 0.1%
166	Ariba, Inc. (a)	1,512
500	Retek, Inc. (a)	4,205
600	VeriSign, Inc. (a)	16,452
		22,169

	INFORMATION TECHNOLOGY SERVICES - 1.6%
500	Affiliated Computer Services, Inc. - Class A (a)	25,850
2,000	Automatic Data Processing, Inc.	85,920
500	Ciber, Inc. (a)	3,745
500	Convergys Corp. (a)	7,495
500	DST Systems, Inc. (a)	23,745
3,000	First Data Corp.	123,060
500	Keane, Inc. (a)	6,620
500	MedQuist, Inc. (a)	6,500
1,200	Paychex, Inc.	38,316
500	Sabre Holdings Corp.	10,540
1,000	SunGard Data Systems, Inc. (a)	26,110
1,100	Unisys Corp. (a)	8,448
		366,349

	LEISURE EQUIPMENT & PRODUCTS - 0.5%
500	Callaway Golf Co.	6,710
1,500	Mattel, Inc.	31,380
1,000	Polaris Industries, Inc.	69,790
		107,880

	MACHINERY - 1.0%
1,000	Danaher Corp.	54,170
700	Dover Corp.	27,069
1,100	Illinois Tool Works, Inc.	98,725
500	Kaydon Corp.	15,700
500	Pall Corp.	13,535
500	Parker Hannifin Corp.	32,900
		242,099

	MEDIA - 0.6%
500	Catalina Marketing Corp.	13,475
500	Getty Images, Inc. (a)	35,670
500	John Wiley & Sons, Inc. - Class A	17,375
700	The McGraw-Hill Companies, Inc.	64,295
		130,815

	METALS & MINING - 0.5%
1,000	Meridian Gold, Inc. (a)(b)	19,350
1,000	Newmont Mining Corp.	45,020
1,000	Nucor Corp.	62,340
		126,710
	See notes to the financial staements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	MULTILINE RETAIL - 0.6%
500	Big Lots, Inc. (a)	5,835
1,000	Dollar General Corp.	21,230
500	Dollar Tree Stores, Inc. (a)	13,475
1,000	Family Dollar Stores, Inc.	32,920
1,200	Kohl's Corp. (a)	57,444
500	99 Cents Only Stores (a)	7,795
		138,699

	OFFICE ELECTRONICS - 1.1%
5,000	Canon, Inc. ADR	263,700

	OIL & GAS - 12.5%
8,880	ChevronTexaco Corp.	551,270
700	EOG Resources, Inc.	63,784
26,200	Exxon Mobil Corp.	1,658,722
1,000	Murphy Oil Corp.	100,040
5,000	Shell Transport & Trading Co PLC ADR	283,550
2,000	Total SA ADR	238,400
		2,895,766
	PAPER AND ALLIED PRODUCTS - 0.0%
60	Neenah Paper, Inc.	2,110

	PERSONAL PRODUCTS - 1.2%
1,600	Avon Products, Inc.	68,432
4,000	The Gillette Co.	201,000
		269,432

	PHARMACEUTICALS - 14.5%
5,600	Abbott Laboratories	257,544
500	Allergan, Inc.	37,590
4,000	AstraZeneca Plc ADR	158,960
6,200	Bristol-Myers Squibb Co.	155,186
4,000	Eli Lilly & Co.	224,000
1,000	Forest Laboratories, Inc. (a)	42,700
11,784	Johnson & Johnson	773,030
666	King Pharmaceuticals, Inc. (a)	6,360
8,500	Merck & Co., Inc.	269,450
1,350	Mylan Laboratories	23,760
500	Noven Pharmaceuticals, Inc. (a)	8,260
31,000	Pfizer, Inc.	814,990
7,043	Sanofi-Aventis	281,086
5,400	Schering-Plough Corp.	102,330
190	Teva Pharmaceutical Industries, Ltd. ADR	5,721
5,300	Wyeth	216,346
500	XOMA Ltd (a)(b)	720
		3,378,034

	PREPACKAGED SOFTWARE - 0.0%
500	Foundry Networks, Inc. (a)	5,185

	REAL ESTATE - 0.1%
500	Public Storage, Inc.	27,280

	ROAD & RAIL - 0.1%
832	Werner Enterprises, Inc.	17,805
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 6.1%
1,300	Altera Corp. (a)	26,962
1,000	Analog Devices, Inc.	36,720
5,800	Applied Materials, Inc. (a)	101,500
600	Axcelis Technologies, Inc. (a)	5,160
500	Broadcom Corp. - Class A (a)	16,125
500	Cabot Microelectronics Corp. (a)	16,245
500	Credence Systems Corp. (a)	4,385
500	Cree, Inc. (a)	11,760
500	Integrated Circuit Systems, Inc. (a)	10,090
25,000	Intel Corp.	599,500
1,000	Intersil Corp. - Class A	16,860
600	KLA-Tencor Corp. (a)	29,646
1,000	Linear Technology Corp.	39,060
1,000	Marvell Technology Group Ltd. (a)(b)	36,590
2,000	Maxim Integrated Products, Inc.	86,040
500	Micrel, Inc. (a)	4,715
750	Microchip Technology, Inc.	20,595
1,900	Micron Technology, Inc. (a)	21,850
2,000	National Semiconductor Corp.	39,900
500	Rambus, Inc. (a)	8,785
500	RF Micro Devices, Inc. (a)	2,750
500	Silicon Laboratories, Inc. (a)	17,550
500	Skyworks Solutions, Inc. (a)	3,630
500	Teradyne, Inc. (a)	7,710
7,000	Texas Instruments, Inc.	185,290
2,000	Xilinx, Inc.	60,400
		1,409,818

	SOFTWARE - 6.1%
900	BMC Software, Inc. (a)	13,455
1,100	Cadence Design Systems, Inc. (a)	15,158
600	Citrix Systems, Inc. (a)	13,500
1,000	Electronic Arts, Inc. (a)	64,490
750	Fair Isaac Corp.	25,350
700	Intuit, Inc. (a)	29,960
500	Macromedia, Inc. (a)	16,945
500	Mentor Graphics Corp. (a)	6,890
500	Mercury Interactive Corp. (a)	22,940
35,600	Microsoft Corp.	896,408
16,100	Oracle Corp. (a)	207,851
1,000	Parametric Technology Corp. (a)	5,750
500	Quest Software, Inc. (a)	6,785
2,000	Symantec Corp. (a)	44,020
1,000	Synopsys, Inc. (a)	18,100
1,300	Veritas Software Corp. (a)	31,486
		1,419,088
	See notes to the financial statements.

	DOW JONES ISLAMIC FUND
	SCHEDULE OF INVESTMENTS
	February 28, 2005 (Unaudited)

	SPECIALTY RETAIL - 4.4%
500	Autozone, Inc. (a)	48,450
1,000	Bed Bath & Beyond, Inc. (a)	37,520
9,200	Home Depot, Inc.	368,184
1,600	Limited Brands	38,048
2,800	Lowe's Cos, Inc.	164,584
500	Men's Wearhouse, Inc. (a)	17,585
1,000	Michaels Stores, Inc.	31,890
1,200	Office Depot, Inc. (a)	23,100
700	RadioShack Corp.	20,692
2,000	Ross Stores, Inc.	56,000
1,700	Staples, Inc.	53,584
1,800	The Gap Inc.	38,394
500	The Sherwin-Williams Co.	22,150
500	Tiffany & Co.	15,075
2,200	TJX Cos, Inc.	53,724
1,000	Williams-Sonoma, Inc. (a)	34,690
		1,023,670

	TEXTILES, APPAREL & LUXURY GOODS - 0.5%
1,000	Liz Claiborne, Inc.	42,300
600	Nike, Inc. - Class B	52,170
500	V.F. Corp.	29,880
		124,350

	WIRELESS TELECOMMUNICATION SERVICES - 0.9%
8,000	Vodafone Group PLC ADR	210,320

	Total Common Stock (Cost $24,363,148)	22,335,620

	Assets, Less Other Liabilities - 4.0%	910,663

	TOTAL NET ASSETS - 100.0%	$23,246,283

ADR	American Depository Receipt
(a)	Non-income producing
(b)	U.S. security of foreign company

	See notes to the financial statements.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title) /s/ Bassam Osman
Bassam Osman, President

Date  4/26/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bassam Osman
Bassam Osman, President

Date  4/26/2005

By (Signature and Title)* /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date  4/27/2005